Treasury Shares - Summary of Treasury Shares (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Number of shares	7,609,263	8,875,883
Acquisition cost	₩ 1,696,997	₩ 1,979,475